Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets/(liabilities)	€ 5,003	€ 509
Net operating loss carryforwards	17,792	3,411
Deferred tax assets not recognized	(5,003)	(3,920)
Deferred tax on amortization of intangible assets	(2,413)
Net deferred tax asset/(liabilities)	€ (2,413)